As filed with Securities and Exchange Commission on April 13, 2022.

File Nos. 333-223017

811-03859

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                  [  ]

Post-Effective Amendment No. 8        [X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 9        [X]

(Check Appropriate Box or Boxes)

------------

VARIABLE SEPARATE ACCOUNT

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway, Houston, Texas 77019

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (800) 871-2000

Trina Sandoval, Esq.

American General Life Insurance Company

21650 Oxnard Street, Suite 750, Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 2, 2022 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 7 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 8 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on February 14, 2022 and pursuant to Rule 485 (a) (1) would have become effective on April 15, 2022. Post-Effective Amendment No. 8 and Amendment No. 9 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating May 2, 2022 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 7 to Form N-4 on February 14, 2022 and are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, has duly caused this post-effective amendment to the registration statement to be signed on its behalf, by the undersigned, duly authorized, in the City of New York, and State of New York on this 12th day of April, 2022.

VARIABLE SEPARATE ACCOUNT
(Registrant)

By:	AMERICAN GENERAL LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

By:	/s/CHRISTOPHER P. FILIAGGI
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CHRISTOPHER P. FILIAGGI
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President (Principal Executive Officer)	April 12, 2022
*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 12, 2022
* CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Senior Vice President and Life Controller (Principal Accounting Officer	April 12, 2022

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	April 12, 2022

* EMILY W. GINGRICH EMILY W. GINGRICH	Director	April 12, 2022

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director	April 12, 2022

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	April 12, 2022

*TODD P. SOLASH TODD P. SOLASH	Director	April 12, 2022

*ALIREZA VASEGHI ALIREZA VASEGHI	Director	April 12, 2022

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		April 12, 2022